Other liabilities - Disclosure of accrued expenses and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous liabilities [abstract]
Lease liabilities	$ 80	$ 87
Commercial agreement liabilities	40	31
Income and payroll tax payables	28	32
Provisions	13	6
Card scheme liabilities	54	46
Payable to SPV	44	15
Other liabilities	99	38
Total	$ 358	$ 255